Stock Options, Restricted Stock and Warrants	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Restricted Stock and Warrants

11. Stock Options, Restricted Stock and Warrants

Overview

Our Board of Directors approved the 2010 Long-Term Incentive Plan (“2010 LTIP”) as Amended and Restated on October 28, 2011. We may grant equity awards up to an aggregate of 636,562 shares under the 2010 LTIP. Awards granted under the 2010 LTIP may include incentive stock options or nonqualified stock options, stock appreciation rights, restricted stock and other stock-based or cash-based awards. Option terms may not exceed 10 years and the exercise price cannot be less than 100% of the estimated fair market value per share of our common stock on the grant date. Any shares awarded or issued pursuant to the exercise of stock options or vesting of restricted stock units will be authorized and unissued shares of our common stock. The maximum number of shares subject to any performance award granted to any participant during any fiscal year shall be 26,666 shares. The maximum cash payment made under a performance award granted to any participant with respect to any fiscal year shall be $5.4 million.

All shares, stock options, restricted stock, restricted stock awards, restricted stock units and warrants have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.

Stock Options

Stock-based compensation expense associated with stock options for the years ended December 31, 2013 and 2012 was $0.1 million and $0.5 million, respectively, and was included in datacenter and network operations, product development and sustainment, sales and marketing, general and administrative expenses and restructuring on our consolidated statements of operations.

As of December 31, 2013, there was $0.1 million of total unrecognized stock-based compensation costs, net of estimated forfeitures, related to unvested options that are expected to be recognized over a weighted-average period of 2.26 years.

The following table summarizes all stock option activity for the year ended December 31, 2013:

Stock Options	Shares	Weighted- Average Exercise Price Per Share	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	286,659	$27.40	7.72	$—
Granted	51,500	4.54
Forfeited	(204,224)	15.15
Expired	(26,605)	116.61

Outstanding, December 31, 2013	107,330	$17.58	5.22	$—

Exercisable at December 31, 2013	16,401	$70.83	3.05	$—
Vested and expected to vest at December 31, 2013	44,396	$34.89	5.08	$—

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2013 and 2012 was $1.46 and $1.41, respectively. There were no options exercised during 2013.

We granted a total of 51,500 stock options to an executive and various employees during 2013. Of this total, 26,500 stock options were granted during the first quarter of 2013 and 25,000 stock options were granted in November 2013. The stock option awards will vest based upon a combination of employee service and the achievement of certain specified market conditions as follows: (i) twenty-five percent (25%) of the shares subject to the option will vest in four (4) equal tranches on each anniversary of the vesting commencement date (i.e., 6.25%); and (ii) the remaining seventy-five percent (75%) of the shares subject to the option will vest on the third (3rd) anniversary of the applicable vesting commencement date, subject to the achievement of the following performance targets: thirty three percent (33%) of seventy-five percent (75%) of the shares of our common stock subject to the option must achieve a target price of $8.00; thirty-three percent (33%) of seventy-five percent (75%) of the shares of our common stock subject to the option must achieve a target price of $16.00; and (iii) thirty-three percent (33%) of seventy-five percent (75%) of the shares of our common stock subject to the option must achieve a target price of $24.00. The target price of our common stock will be determined based upon the average of the closing prices of our shares of common stock on a nationally recognized securities exchange over a ninety (90) day period and if the shares are not so listed, the fair market value will be determined by our board of directors. We utilized the Black-Scholes model to determine the fair value of the 25% of the shares which will vest on each anniversary of the vesting commencement date and utilized the Monte Carlo Simulation model to value the remaining 75% of the shares subject to the option which will vest based upon the achievement of specified stock price performance targets.

In determining the compensation cost of stock options awards, the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model for awards with service-based conditions and the Monte Carlo Simulation pricing model for awards with market-based conditions. The assumptions used in these calculations are summarized as follows:

Year ended December 31,
	2013	2012
Expected term	3.9 - 5 years	2.5 - 5 years
Expected volatility	58.7% - 75%	50% - 79%
Range of risk-free interest rates	0.7% - 1.3%	0.7% - 1.9%
Expected dividend yield	— %	— %

We estimate the expected term based on the historical exercise behavior of our employees. We calculate expected volatility for stock options using historical volatility for a peer group of companies together with the closing prices of our publicly-traded stock. The risk-free interest rate for the expected terms of the stock options is based on the U.S. Treasury constant maturities in effect at the time of grant. We have not paid and do not expect to pay dividends on our common stock. Consequently, we use an expected dividend yield of zero.

Nathan Fong, our former Chief Financial Officer and Chief Operating Officer, resigned in April 2013. All of Mr. Fong’s unvested stock options were canceled upon his termination, resulting in the forfeiture of 46,000 unvested stock options. Richard Stalzer, our former Chief Executive Officer, resigned in December 2013, resulting in the forfeiture of 43,125 unvested stock options.

Restricted Stock Awards and Restricted Stock Units

Stock-based compensation expense associated with restricted stock awards and restricted stock units for the years ended December 31, 2013 and 2012 was $0.3 million and $2.1 million, respectively, and is included in datacenter and network operations, product development and sustainment, sales and marketing and general and administrative expenses.

As of December 31, 2013, there was approximately $0.2 million of unamortized stock-based compensation expense related to unvested restricted stock awards and restricted stock units, which is expected to be recognized over a weighted-average period of 0.61 years. The total fair value of restricted stock awards and restricted stock units vested during the years ended December 31, 2013 and 2012 was $0.3 million and $0.2 million, respectively.

Restricted Stock Awards

The following table summarizes all restricted stock award activity for the year ended December 31, 2013:

Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	55,939	$5.82
Granted	42,515	5.88
Vested	(55,821)	5.41
Forfeited	—	—

Unvested at December 31, 2013	42,633	$6.42

Restricted stock awards have voting and dividend rights upon grant and are then considered outstanding. When the restricted stock award is vested, it is then included in weighted-average common shares outstanding. These rights are forfeited should the stock not vest. Restricted stock awards generally vest on a quarterly basis over a four year service period for employees and a one year service period for non-employee directors.

In August 2013, we granted a total of 42,515 restricted stock awards to our non-employee directors in connection with their service to the Company. These restricted stock awards will vest on August 12, 2014.

Restricted Stock Units

The following table summarizes all restricted stock unit activity for the year ended December 31, 2013:

Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	3,315	$241.40
Granted	—	—
Vested	(67)	159.02
Forfeited	(2,844)	253.11

Unvested at December 31, 2013	404	$241.36

Restricted stock units are not considered outstanding or included in weighted-average common shares outstanding until they are vested. Restricted stock units generally vest every other year over a four year service period.

Warrants

Warrants have been primarily issued in conjunction with financing rounds to investors or other parties and none are held by employees. In conjunction with the IPO, the outstanding redeemable preferred stock warrants were automatically converted into common stock warrants when the underlying series of preferred stock were converted into shares of common stock.

In October 2012, we issued 1,014,982 warrants to purchase common stock at an exercise price of $6.50 per share in connection with the closing of our rights offering. Net proceeds from the rights offering of approximately $27.8 million were allocated between Series J preferred stock and common stock warrants based on their estimated relative fair market values at the date of issuance as determined with the assistance of a third party valuation specialist. The portion of the net proceeds from the rights offering attributable to the common stock warrants was determined to be approximately $1.3 million and is recorded in Additional paid-in capital on our consolidated balance sheet at December 31, 2012.

No common stock warrants were exercised during 2013 or 2012.

The following table summarizes the outstanding warrants to purchase common stock as of December 31, 2013:

Number of Warrants	Exercise Price Per Share	Expiration Date
12,857	$322.50	May 16, 2014
10,726	145.40	September 30, 2014
177,095	145.40	December 28, 2014
1,014,982	6.50	October 11, 2017

1,215,660